Post-Employment Benefits - Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Remeasurement Of Other Comprehensive Income Loss Related To Post Employment Benefits [Abstract]
Actuarial gains and losses (+/–)	kr 3,255	kr (3,946)
The effect of asset ceiling	25	226
Swedish special payroll taxes	257	(898)
Total	kr 3,537	kr (4,618)